Investment Strategy - Alexis Practical Tactical ETF Series	Sep. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. Alexis Investment Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser. In seeking to achieve its investment objective, the Fund has the flexibility to allocate its assets among different markets around the world and various asset classes (e.g., equity, fixed income, commodities (including precious metals), and real estate (including real estate investment trusts (“REITs”))) and strategies, including alternative strategies (e.g., merger arbitrage, convertible bond and options-based strategies). The Fund also may maintain a portion of its assets in cash and cash equivalents.
The extent of the Fund’s exposure to and among asset classes and strategies is based on the Adviser’s assessment of a range of proprietary and non-proprietary indicators, market cycle analysis and practical judgment. The Adviser expects that the indicators used will evolve over time and may include consideration of: historical risk and return characteristics; global market valuations; global yield curves; inflation; asset class, regional, and country correlations; profit cycle analyses; style and sector rotation; expected beta (i.e., a stock’s volatility relative to the movements of the overall market); estimate revisions and earnings surprises; investor sentiment; and other factors.
The Fund expects to obtain its desired investment exposure primarily through investments in other ETFs not affiliated with the Fund or the Adviser. In selecting investments for the Fund’s portfolio, the Adviser employs quantitative screening and optimization tools to achieve desired market exposures while seeking to manage investment specific and other observable market risks. The portfolio is monitored on an ongoing basis and rebalanced as necessary to seek to ensure that desired market exposures and risk parameters are maintained. Investments may be sold if they exhibit performance that might counteract the desired exposures, to implement a revised allocation, or if the Adviser identifies a more attractive alternative. An investment also may be sold if the Adviser believes it exhibits unusual price movement or volatility.
The expected long-term (over a true secular cycle of at least 10 years) target allocation of the Fund is 70% in equity investments and 30% in fixed income investments. There is no requirement to manage the Fund to maintain this target allocation. Instead, the tactical nature of the Fund’s strategy may cause its asset allocation to vary materially depending on market conditions, and its asset allocation over shorter or longer market cycles may differ materially from the target.
The Fund may invest without limit in both developed and emerging markets, including frontier markets. Emerging market and frontier market countries are those countries with low- to middle-income economies as classified by the World Bank or included in any of the Morgan Stanley Capital International (MSCI) emerging markets or frontier markets indices. Such investments would be made through ETFs that may include securities denominated in foreign currencies and securities trading in the form of depositary receipts. The Fund may invest directly and indirectly in fixed-income securities of any credit quality including securities rated below investment grade and comparable unrated (“junk”) securities, and expects to invest principally in fixed-income securities that are issued by corporations, issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations of other sovereign nations, municipal obligations, mortgage-backed and asset-backed securities, inflation-linked debt securities or zero coupon bonds. The Fund also may invest directly and indirectly in senior loans and variable rate obligations. The Fund may invest directly and indirectly in stocks of companies of any capitalization, publicly traded REITs and exchange-traded notes (“ETNs”). The Fund’s investments in cash or cash equivalents may include U.S. and foreign bank certificates of deposit, fixed time deposits, repurchase agreements, bankers’ acceptances, and other short-term instruments with a remaining maturity of 397 days or less.
The Fund may engage in derivative transactions to seek income, mainly by writing (selling) covered call options or covered put options that will typically be secured by underlying stock or ETF holdings or treasury bills (for covered puts). From time to time, the Fund may also purchase options that would typically be tied to the S&P 500® Index (or ETFs designed to track the S&P 500® Index), to hedge against broad market fluctuations in securities prices. The Fund may also occasionally purchase options tied to ETFs to hedge currency exchange rates or interest rates, to manage certain investment risks and/or to provide exposure to securities or commodities.
While the Fund’s exposure to sectors may change over time, as of July 31, 2026, the Fund had significant exposure to companies in the Communication Services, Consumer Discretionary, Industrials and Information Technology sectors.